Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
July 31, 2022
ADIF-NPRT3-0922
1.804845.118
Common Stocks - 94.1%
	Shares	Value ($) (000s)
Australia - 0.5%
Aristocrat Leisure Ltd.	150,616	3,758
Lynas Rare Earths Ltd. (a)	568,384	3,495
TOTAL AUSTRALIA		7,253
Bailiwick of Jersey - 2.7%
Experian PLC	188,800	6,610
Ferguson PLC	101,246	12,687
Glencore Xstrata PLC	2,157,600	12,229
WPP PLC	671,800	7,250
TOTAL BAILIWICK OF JERSEY		38,776
Belgium - 0.9%
KBC Group NV	251,180	13,156
Bermuda - 0.5%
Hiscox Ltd.	614,266	6,677
Canada - 5.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	48,900	2,185
Canadian Natural Resources Ltd.	384,900	21,254
Canadian Pacific Railway Ltd.	45,600	3,596
Constellation Software, Inc.	7,700	13,099
Fairfax India Holdings Corp. (a)(b)	214,600	2,285
First Quantum Minerals Ltd.	297,700	5,440
Franco-Nevada Corp.	59,200	7,580
GFL Environmental, Inc. (c)	177,400	4,905
Imperial Oil Ltd.	107,200	5,138
Thomson Reuters Corp.	50,700	5,693
Tourmaline Oil Corp. (c)	228,300	14,304
TOTAL CANADA		85,479
Cayman Islands - 1.0%
Anta Sports Products Ltd.	440,600	4,847
GlobalFoundries, Inc.	74,700	3,846
Li Ning Co. Ltd.	669,500	5,424
TOTAL CAYMAN ISLANDS		14,117
China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	25,176	7,086
Curacao - 0.7%
Schlumberger Ltd.	269,700	9,987
Denmark - 1.8%
Carlsberg A/S Series B	11,000	1,423
DSV A/S	100,300	16,901
GN Store Nord A/S	78,100	2,707
Novo Nordisk A/S Series B	47,300	5,509
TOTAL DENMARK		26,540
France - 9.2%
Air Liquide SA	20,800	2,860
AXA SA	193,400	4,456
BNP Paribas SA	310,700	14,680
Capgemini SA	97,600	18,489
Dassault Systemes SA	152,200	6,528
EssilorLuxottica SA (c)	67,677	10,545
Legrand SA	105,000	8,596
LVMH Moet Hennessy Louis Vuitton SE	45,743	31,762
Pernod Ricard SA	81,400	15,932
Sartorius Stedim Biotech	13,300	5,296
Teleperformance	41,600	13,873
TOTAL FRANCE		133,017
Germany - 7.5%
adidas AG	8,309	1,437
Allianz SE	88,200	16,018
Bayer AG	109,600	6,393
Brenntag SE	56,187	3,947
Deutsche Borse AG	49,400	8,624
Deutsche Post AG	350,026	13,980
Hannover Reuck SE	45,900	6,488
Linde PLC	69,438	20,964
Merck KGaA	52,700	10,037
SAP SE	30,473	2,842
Siemens Healthineers AG (b)	170,200	8,722
Symrise AG	43,600	5,087
Synlab AG	108,100	2,044
Vonovia SE	39,500	1,316
TOTAL GERMANY		107,899
Greece - 0.0%
Piraeus Financial Holdings SA (a)	711,900	645
Hong Kong - 2.6%
AIA Group Ltd.	2,790,200	28,032
Chervon Holdings Ltd.	169,200	816
Hong Kong Exchanges and Clearing Ltd.	59,489	2,730
Techtronic Industries Co. Ltd.	535,500	5,942
TOTAL HONG KONG		37,520
India - 3.5%
Axis Bank Ltd.	388,500	3,565
HDFC Bank Ltd.	955,342	17,426
Housing Development Finance Corp. Ltd.	385,987	11,635
Kotak Mahindra Bank Ltd.	206,640	4,740
Reliance Industries Ltd.	436,075	13,853
TOTAL INDIA		51,219
Indonesia - 1.0%
PT Bank Central Asia Tbk	14,386,100	7,154
PT Bank Rakyat Indonesia (Persero) Tbk	24,251,733	7,159
TOTAL INDONESIA		14,313
Ireland - 2.1%
Aon PLC	37,400	10,885
Flutter Entertainment PLC (a)	13,400	1,343
ICON PLC (a)	33,900	8,178
Kingspan Group PLC (Ireland)	103,981	6,697
Ryanair Holdings PLC sponsored ADR (a)	48,036	3,507
TOTAL IRELAND		30,610
Isle of Man - 0.2%
Entain PLC (a)	207,900	3,059
Italy - 0.5%
FinecoBank SpA	447,800	5,533
Reply SpA	17,800	2,329
TOTAL ITALY		7,862
Japan - 16.5%
Daikin Industries Ltd.	35,300	6,191
FUJIFILM Holdings Corp.	199,675	11,406
Fujitsu Ltd.	40,600	5,443
Hitachi Ltd.	351,700	17,806
Hoya Corp.	268,400	26,891
Itochu Corp.	429,400	12,500
Keyence Corp.	37,600	14,902
Minebea Mitsumi, Inc.	674,500	12,133
Misumi Group, Inc.	255,700	6,361
NOF Corp.	24,600	973
Nomura Research Institute Ltd.	182,500	5,483
Olympus Corp.	273,700	5,858
ORIX Corp.	813,200	14,493
Persol Holdings Co. Ltd.	377,500	7,815
Recruit Holdings Co. Ltd.	331,700	12,397
Relo Group, Inc.	257,800	4,281
Seven & i Holdings Co. Ltd.	174,100	7,096
Shin-Etsu Chemical Co. Ltd.	125,300	16,050
SMC Corp.	24,700	12,173
Sony Group Corp.	216,900	18,399
TIS, Inc.	327,000	9,272
Tokyo Electron Ltd.	30,300	10,429
TOTAL JAPAN		238,352
Korea (South) - 0.9%
NAVER Corp.	14,500	2,890
Samsung Electronics Co. Ltd.	221,300	10,436
TOTAL KOREA (SOUTH)		13,326
Luxembourg - 1.0%
B&M European Value Retail SA	1,708,795	8,830
Eurofins Scientific SA	77,328	6,008
TOTAL LUXEMBOURG		14,838
Netherlands - 7.3%
Adyen BV (a)(b)	3,673	6,607
Airbus Group NV	120,900	13,036
Argenx SE (a)	12,830	4,687
ASML Holding NV	69,200	39,751
IMCD NV	75,450	12,014
NXP Semiconductors NV	65,700	12,081
Wolters Kluwer NV	163,200	17,681
TOTAL NETHERLANDS		105,857
New Zealand - 0.0%
EBOS Group Ltd.	12,300	306
Spain - 1.8%
Banco Santander SA (Spain)	1,107,700	2,771
CaixaBank SA	908,300	2,727
Cellnex Telecom SA (b)	240,944	10,777
Industria de Diseno Textil SA	411,900	10,004
TOTAL SPAIN		26,279
Sweden - 2.4%
Hexagon AB (B Shares)	789,300	9,294
Indutrade AB	535,000	12,503
Investor AB (B Shares)	590,200	10,965
Kry International AB (a)(d)(e)	332	75
Nibe Industrier AB (B Shares)	86,100	863
Nordnet AB	111,300	1,489
TOTAL SWEDEN		35,189
Switzerland - 8.8%
Julius Baer Group Ltd.	60,420	3,124
Lonza Group AG	14,126	8,585
Nestle SA (Reg. S)	364,090	44,611
Roche Holding AG (participation certificate)	133,477	44,315
Sika AG	45,048	11,131
Sonova Holding AG	28,173	10,093
Zurich Insurance Group Ltd.	11,990	5,234
TOTAL SWITZERLAND		127,093
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	94,000	1,281
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	161,000	14,245
TOTAL TAIWAN		15,526
United Kingdom - 8.4%
AstraZeneca PLC (United Kingdom)	98,979	13,020
BAE Systems PLC	715,000	6,720
Beazley PLC	223,700	1,477
Big Yellow Group PLC	250,900	4,354
Bridgepoint Group Holdings Ltd. (b)	518,400	1,610
Compass Group PLC	474,692	11,125
Diageo PLC	341,300	16,168
Harbour Energy PLC	655,500	2,923
JD Sports Fashion PLC	2,786,985	4,397
Lloyds Banking Group PLC	15,245,300	8,441
Prudential PLC	394,394	4,865
RELX PLC (Euronext N.V.)	777,147	22,979
Rentokil Initial PLC	1,621,700	10,708
S4 Capital PLC (a)	798,600	1,230
Smith & Nephew PLC	404,000	5,180
Standard Chartered PLC (United Kingdom)	429,200	2,958
Starling Bank Ltd. Series D (a)(d)(e)	1,191,700	3,422
TOTAL UNITED KINGDOM		121,577
United States of America - 4.8%
Alphabet, Inc. Class C (a)	44,980	5,246
Booking Holdings, Inc. (a)	1,900	3,678
IQVIA Holdings, Inc. (a)	31,100	7,472
Kosmos Energy Ltd. (a)	92,300	585
Marsh & McLennan Companies, Inc.	70,000	11,477
Marvell Technology, Inc.	188,000	10,468
MasterCard, Inc. Class A	24,100	8,526
NICE Ltd. sponsored ADR (a)	41,700	8,925
ResMed, Inc.	8,900	2,141
S&P Global, Inc.	30,256	11,404
TOTAL UNITED STATES OF AMERICA		69,922
TOTAL COMMON STOCKS (Cost $995,180)		1,363,480

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	10,541	1,665
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (a)(d)(e)	372,910	3,338
TOTAL CONVERTIBLE PREFERRED STOCKS		5,003
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	1,920	434
TOTAL PREFERRED STOCKS (Cost $7,669)		5,437

Money Market Funds - 5.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (f)	62,567,692	62,580
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	18,059,247	18,061
TOTAL MONEY MARKET FUNDS (Cost $80,641)		80,641

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,083,490)	1,449,558
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,592)
NET ASSETS - 100.0%	1,447,966

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,001,000 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,934,000 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739
Kry International AB	5/14/21	144
Kry International AB Series E	5/14/21	878
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274
Wasabi Holdings, Inc. Series C	3/31/21	4,052

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	49,330	175,216	161,966	206	-	-	62,580	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	16,665	133,261	131,865	109	-	-	18,061	0.0%
Total	65,995	308,477	293,831	315	-	-	80,641

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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